INTANGIBLE ASSETS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2023	Dec. 31, 2022
Intangible assets disclosures
Intangible assets	¥ 15,216	¥ 15,218
Less: accumulated amortization	(2,652)	(2,476)
Net book value	12,564	12,742
Trademark
Intangible assets disclosures
Intangible assets not subject to amortization	11,773	11,776
Net book value - intangible assets not subject to amortization	11,773	11,776
Others
Intangible assets disclosures
Intangible assets not subject to amortization	159	161
Net book value - intangible assets not subject to amortization	159	161
Business Relationship
Intangible assets disclosures
Intangible assets to be amortized	1,878	1,872
Less: accumulated amortization	(1,617)	(1,485)
Net book value - intangible assets to be amortized	261	387
Technology
Intangible assets disclosures
Intangible assets to be amortized	610	610
Less: accumulated amortization	(610)	(610)
Net book value - intangible assets to be amortized	0	0
Others
Intangible assets disclosures
Intangible assets to be amortized	796	799
Less: accumulated amortization	(425)	(381)
Net book value - intangible assets to be amortized	¥ 371	¥ 418